4. FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
FinancialInvestmentsLineItems [Line Items]
Current		R$ 2,633,173	R$ 895,713
NonCurrent		95,719	7,772
CDB - Certificate Of Bank Deposit [Member]
FinancialInvestmentsLineItems [Line Items]
Current	[1]	481,409	882,376
Government Securities [Member]
FinancialInvestmentsLineItems [Line Items]
Current	[2]	37,144	13,337
Time Deposit [Member]
FinancialInvestmentsLineItems [Line Items]
NonCurrent	[3]		R$ 7,772
Usiminas Shares [Member]
FinancialInvestmentsLineItems [Line Items]
Current	[4]	2,114,620
Bonds [Member]
FinancialInvestmentsLineItems [Line Items]
NonCurrent	[5]	R$ 95,719

[1]	Financial investment with restricted modality and linked to Bank Certificate of Deposit to secure a letter of guarantee from financial institutions.
[2]	Investments in National Treasury Bills (LFT) managed by its exclusive funds.
[3]	As of December 31, 2019, the investments in Time Deposit in custody to cover additional expenses of the sale of LLC was fully redeemed.
[4]	In December 2019, the Company opted to reclassify Usiminas' investment to current assets (see notes 8.f and 12.II), and part of the shares guarantees a portion of the Company's debt.
[5]	Bonds with Fibra Bank due in February 2028.